Organization and Principal Activities - Schedule of Company’s Principal Subsidiaries, Consolidated VIEs and Major VIEs’ Subsidiaries (Details)	12 Months Ended
Mar. 31, 2026
Boqii Corporation Limited (“Boqii Corporation”) [Member]
Subsidiaries:
Place of incorporation	Hong Kong
Date of incorporation or acquisition	July 2012
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Boqii International Limited [Member]
Subsidiaries:
Place of incorporation	Hong Kong
Date of incorporation or acquisition	August 2016
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Xincheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Xincheng”) [Member]
Subsidiaries:
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	November 2012
Percentage of direct or indirect	100.00%
Principal activities	Technology development and sales of merchandise
Shanghai Yiqin Pets Products Co., Ltd. [Member]
Subsidiaries:
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	February 2013
Percentage of direct or indirect	100.00%
Principal activities	Technology development and sales of merchandise
Guangcheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Guangcheng”) [Member] | Consolidated VIEs [Member]
Subsidiaries:
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	November 2012
Percentage of direct or indirect	100.00%
Principal activities	Operates the Company’s own online e-commerce platform
Suzhou Taicheng Supply Chain Co., Ltd. (“Suzhou Taicheng”) [Member] | Consolidated VIEs [Member]
Subsidiaries:
Place of incorporation	Suzhou, the PRC
Date of incorporation or acquisition	June 2021
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise
Suzhou Xingyun Yueming Supply Chain Co., Ltd. (“Suzhou Xingyun”) [Member] | Consolidated VIEs [Member]
Subsidiaries:
Place of incorporation	Suzhou, the PRC
Date of incorporation or acquisition	April 2022
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise
Boqii (Shanghai) Information Technology Co., Ltd. [Member] | Subsidiaries of VIEs [Member]
Subsidiaries:
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	August 2014
Percentage of direct or indirect	90.00%
Principal activities	Technology development